Segment and geographic information (Tables)	6 Months Ended
Sep. 30, 2018
Segment and Geographic Information [Abstract]
Business segments' results

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2017
Non-interest revenue	¥200,633	¥64,749	¥270,461	¥115,733	¥651,576
Net interest revenue	2,837	(1,234)	67,818	(11,416)	58,005

Net revenue	203,470	63,515	338,279	104,317	709,581
Non-interest expenses	153,031	29,477	295,943	73,383	551,834

Income (loss) before income taxes	¥50,439	¥34,038	¥42,336	¥30,934	¥157,747

Six months ended September 30, 2018
Non-interest revenue	¥174,522	¥52,302	¥236,662	¥56,651	¥520,137
Net interest revenue	4,021	(1,532)	48,288	(16,931)	33,846

Net revenue	178,543	50,770	284,950	39,720	553,983
Non-interest expenses	146,403	31,574	287,459	75,373	540,809

Income (loss) before income taxes	¥32,140	¥19,196	¥(2,509)	¥(35,653)	¥13,174

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2017
Non-interest revenue	¥100,360	¥36,061	¥123,126	¥58,514	¥318,061
Net interest revenue	1,426	(643)	35,837	(5,904)	30,716

Net revenue	101,786	35,418	158,963	52,610	348,777
Non-interest expenses	76,239	14,950	141,980	35,285	268,454

Income (loss) before income taxes	¥25,547	¥20,468	¥16,983	¥17,325	¥80,323

Three months ended September 30, 2018
Non-interest revenue	¥83,857	¥25,455	¥121,965	¥29,514	¥260,791
Net interest revenue	1,853	(774)	25,695	(3,532)	23,242

Net revenue	85,710	24,681	147,660	25,982	284,033
Non-interest expenses	73,494	15,768	142,745	50,448	282,455

Income (loss) before income taxes	¥12,216	¥8,913	¥4,915	¥(24,466)	¥1,578

Major components of income (loss) before income taxes in "Other"

	Millions of yen
	Six months ended September 30
	2017	2018
Net gain (loss) related to economic hedging transactions	¥(96)	¥(29,825)
Realized gain (loss) on investments in equity securities held for operating purposes	387	52
Equity in earnings of affiliates	15,430	15,155
Corporate items	1,751	(26,201)
Other(1)	13,462	5,166

Total	¥30,934	¥(35,653)

	Millions of yen
	Three months ended September 30
	2017	2018
Net gain (loss) related to economic hedging transactions	¥558	¥(16,018)
Realized gain (loss) on investments in equity securities held for operating purposes	344	7
Equity in earnings of affiliates	8,408	8,536
Corporate items	1,597	(23,719)
Other(1)	6,418	6,728

Total	¥17,325	¥(24,466)

(1)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Six months ended September 30
	2017	2018
Net revenue	¥709,581	¥553,983
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,735	936

Consolidated net revenue	¥712,316	¥554,919

Non-interest expenses	¥551,834	¥540,809
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥551,834	¥540,809

Income before income taxes	¥157,747	¥13,174
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,735	936

Consolidated income before income taxes	¥160,482	¥14,110

	Millions of yen
	Three months ended September 30
	2017	2018
Net revenue	¥348,777	¥284,033
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,716	(1,111)

Consolidated net revenue	¥351,493	¥282,922

Non-interest expenses	¥268,454	¥282,455
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥268,454	¥282,455

Income before income taxes	¥80,323	¥1,578
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,716	(1,111)

Consolidated income before income taxes	¥83,039	¥467

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Six months ended September 30
	2017	2018
Net revenue(1):
Americas	¥120,012	¥95,033
Europe	91,922	69,801
Asia and Oceania	32,344	19,916

Subtotal	244,278	184,750
Japan	468,038	370,169

Consolidated	¥712,316	¥554,919

Income (loss) before income taxes:
Americas	¥6,414	¥(23,260)
Europe	891	(16,799)
Asia and Oceania	9,012	201

Subtotal	16,317	(39,858)
Japan	144,165	53,968

Consolidated	¥160,482	¥14,110

	Millions of yen
	Three months ended September 30
	2017	2018
Net revenue(1):
Americas	¥54,250	¥41,931
Europe	47,991	34,181
Asia and Oceania	15,262	10,423

Subtotal	117,503	86,535
Japan	233,990	196,387

Consolidated	¥351,493	¥282,922

Income (loss) before income taxes:
Americas	¥(1,460)	¥(21,576)
Europe	(1,354)	(11,634)
Asia and Oceania	3,665	1,033

Subtotal	851	(32,177)
Japan	82,188	32,644

Consolidated	¥83,039	¥467

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2018	September 30, 2018
Long-lived assets:
Americas	¥117,323	¥124,270
Europe	67,010	68,250
Asia and Oceania	8,613	11,766

Subtotal	192,946	204,286
Japan	231,003	224,187

Consolidated	¥423,949	¥428,473